EARNINGS PER SHARE	12 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
EARNINGS PER SHARE
NOTE 17 -	EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share for the years ended June 30, 2018, 2017 and 2016, respectively:

	For the years ended June 30,
	2018	2017	2016

Net income attributable to the common shareholders	$10,499,876	$20,349,791	$12,117,397

Basic weighted-average common shares outstanding	19,837,642	19,926,510	20,012,356
Effect of dilutive securities	-	155,579	-
Diluted weighted-average common shares outstanding	19,837,642	20,082,089	20,012,356

Earnings per share – Basic	$0.53	$1.02	$0.61
Earnings per share – Diluted	$0.53	$1.01	$0.61

Basic earnings per share are computed by dividing the net income by the weighted average number of common shares outstanding during the period. Diluted earnings per share are computed by adding other common stock equivalents, including non-vested common share in the weighted average number of common shares outstanding for a period, if dilutive.

As of June 30, 2018, there were no dilutive securities.